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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5407

TRUST FOR CREDIT UNIONS

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices)                                                             (Zip code)

Howard B. Surloff, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jeffrey A. Dalke, Esq. Drinker Biddle & Reath LLP One Logan Square 18th and Cherry Streets Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(800) 621-2550

Date of fiscal year end:	AUGUST 31, 2004

Date of reporting period:	NOVEMBER 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this Chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

               Statement of Investments

               MONEY MARKET PORTFOLIO

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO

STATEMENT OF INVESTMENTS

November 30, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Certificate of Deposit (1.7%)
First Tennessee Bank, N.A.
$10,000	2.14%	02/04/2005	$10,000

Government Agency Securities (12.5%)
Federal Farm Credit Bank
10,000	4.38%	04/15/2005	$10,107
Federal Home Loan Bank
10,000	1.40	04/01/2005	9,998
Federal Home Loan Mortgage Corp. Discount Notes
20,000	1.31	02/08/2005	19,950
Federal National Mortgage Association
5,000	7.13	02/15/2005	5,060
8,000	1.35	04/28/2005	8,000
Federal National Mortgage Association Discount Notes
20,000	2.25	04/29/2005	19,814

Total Government Agency Securities			$72,929

Variable Rate Obligations # (43.0%)
Federal Home Loan Bank
25,000	1.96%	01/05/2005	$25,000
Federal Home Loan Mortgage Corp.
50, 000	2.00	01/07/2005	50,000
Federal National Mortgage Association
25,000	1.67	12/06/2004	24,988
25,000	1.99	12/15/2004	24,996
25,000	2.08	12/29/2004	24,991
15,000	1.90	01/03/2005	14,992
20,000	2.02	01/28/2005	19,999
25,000	2.17	02/11/2005	24,998
25,000	2.23	02/18/2005	24,999
15,000	2.23	02/22/2005	14,987

Total Variable Rate Obligations			$249,950

Total Investments Before Repurchase Agreements			$332,879

Repurchase Agreements (42.7%)
Joint Repurchase Agreement Account I ¤
$23,400	1.96%	12/01/2004	$23,400
Maturity Value: $23,401
Joint Repurchase Agreement Account II ¤
225,000	2.08	12/01/2004	225,000
Maturity Value: $225,013

Total Repurchase Agreements			$248,400

Total Investments — (99.9%)			$581,279

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

#	Variable rate securities. Coupon rates disclosed are those which are in effect at November 30, 2004. Maturity date shown is the date of the next coupon rate reset or actual maturity.

¤	Joint repurchase agreements were entered into on November 30, 2004.

TRUST FOR CREDIT UNIONS

MONEY MARKET PORTFOLIO—(Continued)
STATEMENT OF INVESTMENTS
November 30, 2004
(Unaudited)
($ in Thousands)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At November 30, 2004, the Money Market Portfolio had an undivided interest in the following Joint Repurchase Agreement Account I which equaled $23,400,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount ($ in 000’s)	Rate	Date	Value ($ in 000’s)
ABN AMRO, Inc.	$700,000	1.97%	12/1/2004	$700,038
Barclays Capital PLC	900,000	1.96	12/1/2004	900,049
Credit Suisse First Boston Corp.	500,000	1.96	12/1/2004	500,027
Deutsche Bank Securities, Inc.	800,000	1.96	12/1/2004	800,044
Greenwich Capital Markets	400,000	1.96	12/1/2004	400,022
J.P. Morgan Chase & Co.	1,000,000	1.96	12/1/2004	1,000,054
UBS LLC	401,700	1.96	12/1/2004	401,722

TOTAL	$4,701,700			$4,701,956

At November 30, 2004, the Joint Repurchase Agreement Account I was fully collateralized by U.S. Treasury Bills, 0.00%, due 12/02/2004 to 12/17/2005; U.S. Treasury Bonds, 10.00% to 14.00%, due 02/15/2005 to 08/15/2014; U.S. Treasury Bonds Callable, 12.75% to 14.00%, due 01/15/2010 to 01/15/2011; U.S. Treasury Inflation Index Bonds, 0.00% to 4.25%, due 01/15/2007 to 01/15/2011; U.S. Treasury Interest-Only Stripped Securities, 0.00%, due 01/15/2005 to 08/15/2014; U.S. Treasury Notes, 1.50% to 7.50%, due 01/15/2005 to 05/15/2014 and U.S Treasury Principal-Only Stripped Securities, 0.00% to 12.00%, due 01/15/2005 to 08/15/2011.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2004, the Money Market Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $225,000,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount ($ in 000’s)	Rate	Date	Value ($ in 000’s)
Banc of America Securities LLC	$60,000	2.03%	12/1/2004	$60,003
Banc of America Securities LLC	2,000,000	2.08	12/1/2004	2,000,115
Barclays Capital PLC	250,000	2.01	12/1/2004	250,014
Barclays Capital PLC	1,400,000	2.08	12/1/2004	1,400,081
Credit Suisse First Boston Corp.	1,000,000	2.08	12/1/2004	1,000,058
Deutsche Bank Securities, Inc.	550,000	2.07	12/1/2004	550,032
Greenwich Capital Markets	600,000	2.08	12/1/2004	600,035
J.P. Morgan Chase & Co.	1,000,000	2.11	12/1/2004	1,000,058
UBS LLC	998,000	2.08	12/1/2004	998,058
Westdeutsche Landesbank AG	1,000,000	2.08	12/1/2004	1,000,058

TOTAL	$8,858,000			$8,858,512

At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

Statement of Investments
ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO

STATEMENT OF INVESTMENTS

November 30, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Mortgage-Backed Obligations (50.9%)
Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) # (2.4%)
$1,028	3.38%	02/01/2018	$1,027
1,204	5.55	11/01/2018	1,237
5,419	6.87	11/01/2019	5,619
304	2.55	11/01/2022	304
366	3.17	11/01/2022	368
260	3.39	10/01/2024	265
750	5.62	10/01/2025	773
2,069	6.44	08/01/2028	2,135
235	3.01	07/01/2029	238
798	4.14	05/01/2031	822
6,653	3.39	07/01/2033	6,689
7,978	3.63	11/01/2033	7,996

Total Adjustable Rate FHLMC			27,473

Adjustable Rate Federal National Mortgage Association (FNMA) # (10.1%)
487	4.51%	10/01/2013	480
359	4.69	07/01/2017	368
330	3.01	11/01/2017	335
460	3.25	11/01/2017	466
294	3.26	11/01/2017	299
796	3.63	03/01/2018	812
321	3.24	04/01/2018	328
252	3.40	05/01/2018	256
380	2.99	06/01/2018	386
78	3.50	06/01/2018	81
3,842	3.06	10/01/2018	3,871
291	3.28	02/01/2019	294
505	3.33	05/01/2019	515
484	7.01	12/01/2019	498
761	3.10	01/01/2020	770
307	3.18	05/01/2020	310
1,987	5.56	05/01/2020	2,058
1,085	4.19	12/01/2020	1,107
1,912	2.49	12/25/2020	1,905
65	3.78	10/01/2021	66
2,691	6.29	02/01/2022	2,791
281	5.79	01/01/2023	290
691	3.68	03/01/2024	707
433	3.93	04/01/2025	447
987	5.57	10/01/2025	1,013
993	3.11	07/01/2027	1,002
794	3.37	07/01/2027	806
866	4.67	01/01/2029	879
224	4.64	02/01/2029	227
18,436	3.63	08/01/2029	18,571
448	6.12	07/01/2031	462
2,440	5.67	07/01/2032	2,487
1,668	5.77	07/01/2032	1,691
1,346	6.78	09/01/2032	1,360
5,598	5.34	01/01/2033	5,728
5,269	5.22	02/01/2033	5,418
1,102	4.49	03/01/2033	1,123
3,333	4.51	05/01/2033	3,382
5,954	4.64	05/01/2033	6,070
6,815	3.43	07/01/2033	6,837
9,400	3.99	04/01/2034	9,520
1,174	3.13	07/01/2034	1,183
4,179	3.13	08/01/2034	4,211
14,462	4.55	07/01/2036	14,717
7,588	3.13	08/01/2044	7,648

Total Adjustable Rate FNMA			113,775

Adjustable Rate Government National Mortgage Association (GNMA) # (3.9%)
2,937	4.50%	04/20/2034	2,991
7,830	4.25	06/20/2034	7,774
10,856	4.50	08/20/2034	10,975
15,858	4.75	08/20/2034	16,125
5,700	5.00	TBA-30YRΔ	5,843

Total Adjustable Rate GNMA			43,708

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) (2.2%)
401	6.50%	11/01/2010	424
1,556	6.50	09/01/2013	1,644
1,135	6.50	10/01/2013	1,200
687	6.50	05/01/2014	726
610	6.50	06/01/2014	645
6,135	6.00	12/01/2014	6,382
2,446	8.00	12/01/2015	2,610
3,349	6.00	03/01/2016	3,472
550	6.50	07/01/2016	582
1,789	6.50	07/01/2032	1,875
3,572	6.50	08/01/2032	3,745
919	6.50	09/01/2032	963

Total Fixed Rate FHLMC			24,268

Fixed Rate Federal National Mortgage Association (FNMA) (4.9%)
4,880	6.00%	06/01/2009	4,988
18,507	5.50	01/01/2013	19,113
1,704	5.50	09/01/2014	1,760
2,173	5.50	03/01/2016	2,243
1,966	8.50	04/01/2016	2,100
1,579	5.50	11/01/2018	1,629
968	5.50	12/01/2018	998
1,460	7.00	09/01/2019	1,555
809	7.00	07/01/2021	861
7,221	7.00	10/01/2021	7,685
3,198	7.00	06/01/2022	3,403
8,842	6.50	11/01/2034	9,276

Total Fixed Rate FNMA			55,611

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

November 30, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Fixed Rate Government National Mortgage Association (GNMA) (0.0%)
$378	7.00%	04/15/2026	$403

Collateralized Mortgage Obligations (CMOs) (27.4%)
Inverse Floater CMOs # (0.1%)
FNMA REMIC Trust Series 1993-231, Class SA
247	15.94%	12/25/2008	255

Regular Floater CMOs # (4.7%)
FHLMC Series 1009, Class D
139	2.73%	10/15/2020	139
FHLMC Series 1066, Class P
345	3.03	04/15/2021	345
FHLMC Series 1222, Class P
566	3.65	03/15/2022	573
FHLMC Series 1406, Class F
1,426	3.50	09/15/2022	1,434
FHLMC Series 1448, Class F
683	3.53	12/15/2022	695
FHLMC Series 1555, Class FA
673	3.33	08/15/2008	682
FHLMC Series 1575, Class FA
1,623	3.63	08/15/2008	1,648
FHLMC Series 1604, Class FC
1,315	3.38	11/15/2008	1,323
FHLMC Series 1618, Class FB
684	3.55	10/15/2008	688
FHLMC Series 1689, Class FD
6,658	3.53	10/15/2023	6,706
FHLMC Series 1698, Class FA
1,292	2.93	03/15/2009	1,304
FNMA REMIC Trust Series 1992-33, Class F
247	3.72	03/25/2022	249
FNMA REMIC Trust Series 1992-137, Class F
2,375	3.19	08/25/2022	2,423
FNMA REMIC Trust Series 1992-155, Class FC
2,359	3.04	09/25/2007	2,376
FNMA REMIC Trust Series 1993-093, Class FB
990	2.78	05/25/2008	981
FNMA REMIC Trust Series 1993-190, Class F
514	2.98	10/25/2008	510
FNMA REMIC Trust Series 1998-21, Class F
1,257	2.49	03/25/2028	1,250
FNMA Series 1993-027, Class F
2,894	3.34	02/25/2023	2,948
FNMA Series 1993-191, Class FC
2,763	2.73	10/25/2008	2,765
FNMA Series 2001-W4, Class AV1
3,337	2.32	02/25/2032	3,338
FNMA Series 2002-T7, Class A1
7,085	2.29	07/25/2032	7,083
FNMA Series 2002-W2, Class AV1
5,686	2.31	06/25/2032	5,686
FNMA Series 2003-T3, Class 1A
7,924	2.05	06/25/2033	7,926

Total Regular Floater CMOs			53,072

Planned Amortization Class (PAC) CMOs (16.8%)
FHLMC REMIC Trust Series 1432, Class H
493	7.50%	12/15/2007	500
FHLMC Series 1250, Class J
1,505	7.00	05/15/2022	1,517
FHLMC Series 1308, Class J
776	8.50	06/15/2007	776
FHLMC Series 1461, Class H
3,760	6.50	01/15/2008	3,918
FHLMC Series 1473, Class HA
196	7.00	01/15/2008	198
FHLMC Series 1475, Class K
4,040	7.00	02/15/2008	4,155
FHLMC Series 1512, Class H
698	6.50	02/15/2008	705
FHLMC Series 1513, Class N
3,846	6.50	05/15/2008	3,964
FHLMC Series 1685, Class G
7,108	6.00	09/15/2023	7,263
FHLMC Series 1693, Class H
6,687	6.00	12/15/2008	6,804
FHLMC Series 1703, Class GA
1,599	6.50	10/15/2008	1,612
FHLMC Series 1720, Class PJ
3,214	7.25	01/15/2024	3,336
FHLMC Series 1727, Class G
389	6.50	02/15/2023	389
FHLMC Series 2102, Class PD
1,189	6.50	12/15/2027	1,196
FHLMC Series 2351, Class EH
209	6.50	07/15/2030	209
FHLMC Series 2351, Class PX
3,338	6.50	07/15/2030	3,366
FHLMC Series 2368, Class PQ
2,209	6.50	08/15/2030	2,214
FHLMC Series 2406, Class PE
3,911	6.50	08/15/2030	3,950
FHLMC Series 2416, Class PF
218	6.00	08/15/2018	218
FHLMC Series 2440, Class OU
4,457	6.50	09/15/2009	4,603
FHLMC Series 2445, Class OU
3,343	6.50	10/15/2009	3,427
FHLMC Series 2445, Class PU
1,435	6.50	10/15/2009	1,472
FHLMC Series 2481, Class OC
1,275	5.50	08/15/2014	1,289
FHLMC Series 2503, Class PE
1,727	6.00	01/15/2028	1,729
FHLMC Series 2595, Class TA
4,977	5.50	12/15/2011	4,991
FNMA REMIC Trust Series 1991-67, Class J
2,924	7.50	08/25/2021	3,090
FNMA REMIC Trust Series 1992-01, Class E

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

November 30, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value
$257	7.50%	01/25/2007	$264
FNMA REMIC Trust Series 1992-094, Class J
2,833	7.00	05/25/2007	2,905
FNMA REMIC Trust Series 1992-175, Class PH
2,443	7.00	10/25/2007	2,514
FNMA REMIC Trust Series 1993-174, Class H
3,901	6.50	09/25/2008	4,017
FNMA REMIC Trust Series 2001-50, Class LD
4,511	6.50	05/25/2030	4,537
FNMA Series 1993-040, Class H
3,504	6.80	04/25/2008	3,618
FNMA Series 1993-181, Class G
3,364	6.25	06/25/2008	3,422
FNMA Series 1993-206, Class KA
1,600	6.50	12/25/2022	1,603
FNMA Series 1993-225, Class WC
3,825	6.50	12/25/2013	4,028
FNMA Series 1994-51, Class PJ
2,000	6.50	09/25/2023	2,040
FNMA Series 1996-21, Class PJ
6,729	6.00	12/25/2010	6,839
FNMA Series 2001-57, Class PC
1,500	6.50	09/25/2030	1,508
FNMA Series 2001-69, Class PN
21,727	6.00	04/25/2030	22,084
FNMA Series 2002-14, Class PD
9,730	6.00	10/25/2015	9,769
FNMA Series 2002-15, Class PE
9,265	6.00	10/25/2015	9,383
FNMA Series 2002-16, Class LH
14,400	6.50	03/25/2031	14,729
FNMA Series 2002-85, Class PM
18,433	5.50	01/25/2022	18,561
GNMA REMIC Trust Series 2001-10, Class PD
2,273	6.50	08/16/2030	2,352
GNMA Series 2000-16, Class PB
708	7.50	02/16/2028	719
GNMA Series 2001-59, Class QJ
894	6.00	09/20/2028	893
GNMA Series 2001-60, Class PK
234	6.00	09/20/2028	234
GNMA Series 2001-61, Class EA
4,582	6.00	09/16/2028	4,620
GNMA Series 2002-1, Class PB
1,285	6.00	02/20/2029	1,288
GNMA Series 2002-3, Class LE
795	6.50	08/20/2030	797

	Total PAC CMOs		189,615

Sequential Fixed Rate CMOs (4.6%)
FHLMC Series 1216, Class GC
3,336	7.00%	03/15/2007	3,388
FHLMC Series 1331, Class O
3,970	8.00	07/15/2007	4,026
FHLMC Series 1823, Class C
1,062	6.00	12/15/2008	1,106
FHLMC Series 2333, Class KA
5,454	6.50	07/15/2031	5,649
FHLMC Series 2367, Class BC
1,243	6.00	04/15/2016	1,262
FHLMC Series 2464, Class VB
14,734	6.50	10/15/2018	14,985
FHLMC Series 2543, Class AD
1,712	8.50	01/15/2016	1,826
FHLMC Series 2663, Class KV
3,808	6.00	04/15/2012	3,884
FNMA REMIC Trust Series 1992-53, Class G
1,089	7.00	04/25/2007	1,119
FNMA Series 1996-35, Class Z
2,255	7.00	07/25/2026	2,351
FNMA Series 1998-57, Class U
186	6.00	03/25/2009	189
FNMA Series 1998-M5, Class A
971	6.36	12/25/2006	990
FNMA Series 2000-32, Class Z
3,526	7.50	10/18/2030	3,730
FNMA Series 2002-63, Class KB
1,742	4.75	02/25/2014	1,751
FNMA Series 2002-73, Class AD
2,176	8.50	12/25/2015	2,322
GNMA Series 2001-43, Class VB
3,376	6.00	08/20/2017	3,413

	Total Sequential Fixed Rate CMOs		51,991

Support CMO (1.2%)
FHLMC Series 1605, Class E
13,001	6.50%	10/15/2008	13,398

Targeted Amortization Class (TAC) CMOs (0.0%)
FNMA Series 1993-66, Class E
126	7.00%	02/25/2023	126

	Total Collateralized Mortgage Obligations		308,457

	Total Mortgage-Backed Obligations		$573,695

Agency Debentures (23.3%)
Federal Home Loan Bank
$15,000	6.96%	06/15/2005	$15,364
14,000	1.85	08/26/2005	13,917
11,000	2.10	11/21/2005	10,919
81,510	2.38	02/15/2006	80,878
25,000	2.50	02/24/2006	24,840
Federal Home Loan Mortgage Corp.
40,000	2.81	02/02/2006	39,886
Federal National Mortgage Association
10,500	1.43	02/09/2005	10,482
42,000	2.38	11/28/2005	41,751
14,000	6.00	01/18/2012	14,064
Small Business Administration
1,016	2.58 #	03/25/2014	1,017

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO — (Continued)

STATEMENT OF INVESTMENTS

November 30, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Sri Lanka Aid
$10,000	2.27%#	11/01/2024	$9,953

	Total Agency Debentures		$263,071

U.S. Treasury Obligation (5.0%)
United States Treasury Note
$55,000	6.75%	05/15/2005	$56,074

	Total Investments Before

	Repurchase Agreements		$892,840

Repurchase Agreement (28.3%)
Joint Repurchase Agreement Account II¤
$319,100	2.08%	12/01/2004	$319,100

Maturity Value: $319,118
	Total Investments — (107.5%)		$1,211,940

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

#	Variable rate securities. Coupon rates disclosed are those which are in effect at November 30, 2004.

Δ	TBA ( To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally +/- 2.5%) principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

¤	Joint repurchase agreement was entered into on November 30, 2004.

Investment Abbreviation:
REMIC— Real Estate Investment Conduit

TRUST FOR CREDIT UNIONS

ULTRA-SHORT DURATION GOVERNMENT PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

November 30, 2004
(Unaudited)
($ in Thousands)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2004, the Ultra-Short Duration Government Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $319,100,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount ($ in 000's)	Rate	Date	Value ($ in 000's)
Banc of America Securities LLC	$60,000	2.03%	12/1/2004	$60,003
Banc of America Securities LLC	2,000,000	2.08	12/1/2004	2,000,115
Barclays Capital PLC	250,000	2.01	12/1/2004	250,014
Barclays Capital PLC	1,400,000	2.08	12/1/2004	1,400,081
Credit Suisse First Boston Corp.	825,000	2.08	12/1/2004	825,048
Deutsche Bank Securities, Inc.	550,000	2.07	12/1/2004	550,032
Greenwich Capital Markets	600,000	2.08	12/1/2004	600,035
J.P. Morgan Chase & Co.	1,000,000	2.11	12/1/2004	1,000,058
UBS LLC	1,173,000	2.08	12/1/2004	1,173,068
Westdeutsche Landesbank AG	1,000,000	2.08	12/1/2004	1,000,058

TOTAL	$8,858,000			$8,858,512

At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

TAX INFORMATION — At November 30, 2004, the Ultra-Short Duration Government Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$1,215,745,716

Gross unrealized gain	7,515,635
Gross unrealized loss	(11,321,768)

Net unrealized security loss	$(3,806,133)

Statement of Investments
SHORT DURATION PORTFOLIO

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO

STATEMENT OF INVESTMENTS

November 30, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value

	Mortgage-Backed Obligations (56.6%)

Adjustable Rate Federal Home Loan Mortgage Corp. (FHLMC) # (1.2%)
$9,176	3.96%	01/01/2034	$9,121

Adjustable Rate Federal National Mortgage Association (FNMA) # (5.7%)
694	6.04%	05/01/2032	692
1,382	6.78	09/01/2032	1,397
4,200	4.65	01/01/2033	4,277
2,157	5.22	02/01/2033	2,218
6,499	3.88	07/01/2033	6,457
6,064	3.67	12/01/2033	6,132
5,884	3.82	12/01/2033	5,935
8,302	3.54	04/01/2034	8,285
6,043	3.99	04/01/2034	6,120
605	4.59	08/01/2035	616
578	4.55	07/01/2036	589

	Total Adjustable Rate FNMA		42,718

Adjustable Rate Government National Mortgage Association (GNMA) # (1.5%)
11,413	5.00%	10/20/2034	11,585

Fixed Rate Federal Home Loan Mortgage Corp. (FHLMC) Gold (9.6%)
116	7.00%	03/01/2009	123
93	7.00	04/01/2009	98
1,279	7.00	06/01/2009	1,356
3,710	6.00	03/01/2012	3,888
73	7.00	03/01/2012	77
5,134	6.00	04/01/2012	5,381
1,488	7.00	12/01/2012	1,575
113	8.00	07/01/2014	123
33,258	5.50	08/01/2014	34,310
35	7.00	03/01/2015	37
5,657	5.50	05/01/2015	5,831
614	5.50	06/01/2017	632
349	8.00	09/01/2017	380
746	5.50	10/01/2017	769
1,884	8.00	11/01/2017	2,051
1,880	5.50	03/01/2018	1,938
980	5.50	04/01/2018	1,010
1,516	6.50	05/01/2018	1,598
135	6.00	10/01/2018	140
42	6.00	11/01/2018	43
5,666	5.50	02/01/2019	5,840
292	6.50	12/01/2029	306
1,132	7.00	06/01/2032	1,199
894	6.50	07/01/2032	938
1,786	6.50	08/01/2032	1,872
646	6.50	09/01/2032	678

	Total Fixed Rate FHLMC Gold		72,193

Fixed Rate Federal National Mortgage Association (FNMA) (11.0%)
1,908	6.50%	09/01/2008	2,022
907	6.00	12/01/2008	950
24	7.50	09/01/2010	26
6,594	6.00	01/01/2012	6,929
2,062	6.00	04/01/2012	2,167
2,216	6.00	05/01/2012	2,329
2,767	6.00	06/01/2012	2,908
105	7.50	07/01/2012	112
5,649	6.00	09/01/2012	5,935
2,308	5.00	10/01/2012	2,363
876	5.00	11/01/2012	903
935	5.00	01/01/2013	963
4,890	5.50	01/01/2013	5,041
6	8.00	01/01/2013	6
5,542	5.00	02/01/2013	5,712
4,260	5.00	03/01/2013	4,389
2,288	6.00	09/01/2013	2,401
909	6.00	02/01/2014	953
1,149	6.00	04/01/2014	1,205
4,315	5.50	09/01/2014	4,455
2,248	5.50	12/01/2014	2,325
36	6.00	02/01/2018	37
5,403	5.50	05/01/2018	5,573
454	6.00	05/01/2018	471
1,775	5.50	06/01/2018	1,831
32	6.00	08/01/2018	34
26	6.00	09/01/2018	27
1,563	5.50	10/01/2018	1,612
1,920	5.50	11/01/2018	1,981
2,421	6.00	11/01/2018	2,511
105	5.50	12/01/2018	109
3,786	6.00	12/01/2018	3,926
3,205	6.00	01/01/2019	3,323
47	6.00	02/01/2019	49
1,143	6.00	04/01/2019	1,185
245	6.00	05/01/2019	255
336	6.00	10/01/2023	348
936	7.00	08/01/2028	994
2,083	7.00	11/01/2028	2,212
213	7.00	02/01/2032	226
535	7.00	05/01/2032	567
1,631	7.00	09/01/2032	1,730

Total Fixed Rate FNMA			83,095

Fixed Rate Government National Mortgage Association (GNMA) (0.3%)
44	6.00%	07/15/2008	46
16	6.00	08/15/2008	17
377	6.00	09/15/2008	394
409	6.00	10/15/2008	427
45	6.00	11/15/2008	47
58	6.00	12/15/2008	61
87	6.00	01/15/2009	91
34	6.00	02/15/2009	36
30	6.00	05/15/2009	32
4	8.50	07/15/2009	5

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

November 30, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value
$1	8.50%	09/15/2009	$1
2	8.50	12/15/2009	2
159	8.50	01/15/2010	171
114	8.50	02/15/2010	123
83	8.50	03/15/2010	90
43	8.50	04/15/2010	47
36	8.50	05/15/2010	39
122	8.50	06/15/2010	131
32	8.50	07/15/2010	35
51	8.50	08/15/2010	55
35	8.50	10/15/2010	37
72	8.50	11/15/2010	78
97	8.50	12/15/2010	105
123	8.50	09/15/2011	132
100	8.50	10/15/2011	107
123	8.50	03/15/2012	133
146	8.50	07/15/2012	157

Total Fixed Rate GNMA			2,599

Collateralized Mortgage Obligations (CMOs) (27.3%)

Adjustable Rate CMOs # (8.7%)
Countrywide Home Loans Series 2003-37, Class 1A1
$509	3.97%	08/25/2033	$502
DLJ Mortgage Acceptance Corp. Series 1993-Q3, Class A2
1	4.64	03/25/2023	1
Merrill Lynch Mortgage Investors, Inc. Series 2003-A4, Class 1A
7,020	4.29	07/25/2033	7,063
Salomon Brothers Mortgage Securities VII, Inc. Series 1993-2, Class A1A
277	3.66	03/25/2023	277
Salomon Brothers Mortgage Securities VII, Inc. Series 1994-20, Class A
436	3.98	12/25/2024	441
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 3A3
1,332	4.66	02/25/2034	1,345
Structured Adjustable Rate Mortgage Loan Series 2004-1, Class 4A2
7,302	4.58	02/25/2034	7,365
Structured Adjustable Rate Mortgage Loan Series 2004-5, Class 1A
6,651	4.53	05/25/2034	6,596
Structured Adjustable Rate Mortgage Loan Series 2004-6, Class 3A2
10,982	4.80	06/25/2034	10,961
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2, Class 2A
2,927	5.07	03/25/2034	2,968
Structured Asset Securities Corp. Series 2003-34A, Class 3A3
5,396	4.70	11/25/2033	5,394
Structured Asset Securities Corp. Series 2003-37A, Class 3A7
12,417	4.52	12/25/2033	12,471
Structured Asset Securities Corp. Series 2003-40A, Class 3A1
5,567	4.62	01/25/2034	5,580
Washington Mutual Series 2002-AR19, Class A5
2,006	4.32	02/25/2033	2,003
Washington Mutual Series 2003-AR6, Class A1
2,650	4.36	06/25/2033	2,659

Total Adjustable Rate CMOs			65,626

Regular Floater CMOs # (0.3%)
FHLMC Series 1448, Class F
1,594	3.53%	12/15/2022	1,622
FNMA Series 1993-220, Class PF
764	3.48	09/25/2013	769

Total Regular Floater CMOs			2,391

Planned Amortization Class (PAC) CMOs (11.3%)
FHLMC Series 1506, Class PI
4,837	6.75%	05/15/2008	5,020
FHLMC Series 1661, Class PJ
14,000	6.50	01/15/2009	14,511
FHLMC Series 1693, Class H
8,828	6.00	12/15/2008	8,981
FHLMC Series 1720, Class PJ
1,607	7.25	01/15/2024	1,668
FHLMC Series 2423, Class MB
1,757	7.00	07/15/2030	1,761
FHLMC Series 2498, Class PT
6,029	5.00	10/15/2014	6,080
FHLMC Series 2595, Class TA
3,982	5.50	12/15/2011	3,992
FNMA REMIC Trust Series 1992-193, Class HB
7,239	6.50	11/25/2007	7,443
FNMA REMIC Trust Series 1993-035, Class H
821	6.75	02/25/2008	834
FNMA REMIC Trust Series 1994-23, Class PE
885	6.00	08/25/2022	891
FNMA REMIC Trust Series 2001-50, Class LD
2,406	6.50	05/25/2030	2,420
FNMA Series 2001-57, Class PC
750	6.50	09/25/2030	754
FNMA Series 2002-22, Class VB
2,753	6.50	08/25/2009	2,822
FNMA Series 2002-74, Class PV
5,420	4.50	09/25/2011	5,436
FNMA Series 2002-85, Class PM
9,496	5.50	01/25/2022	9,561
GNMA REMIC Trust Series 2001-59, Class QJ
447	6.00	09/20/2028	447
GNMA REMIC Trust Series 2001-60, Class PD
5,000	6.00	10/20/2030	5,121
GNMA REMIC Trust Series 2001-60, Class PK
117	6.00	09/20/2028	117
GNMA REMIC Trust Series 2002-45, Class QD
3,412	6.50	06/20/2031	3,477
GNMA Series 2002-1, Class PB
677	6.00	02/20/2029	678

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

November 30, 2004
(Unaudited)
($ in Thousands)

Principal	Interest	Maturity
Amount	Rate	Date	Value
GNMA Series 2002-3, Class LE
$428	6.50%	08/20/2030	$429
Residential Funding Securities Corp . Series 2003-RM2, Class AI5
2,719	8.50	05/25/2033	2,914

	Total PAC CMOs		85,357

Sequential Fixed Rate CMOs (6.8%)
FHLMC Series 1342, Class H
1,788	7.50%	08/15/2007	1,814
FHLMC Series 1980, Class Z
2,302	7.00	07/15/2027	2,408
FHLMC Series 2236, Class Z
15,297	8.50	06/15/2030	16,353
FHLMC Series 2417, Class VK
5,000	6.00	07/15/2018	5,140
First Nationwide Trust Series 1999-1, Class 2A7
589	6.50	03/25/2029	588
FNMA REMIC Trust Series 1992-4, Class H
1,154	7.50	02/25/2007	1,186
FNMA REMIC Trust Series 1992-53, Class G
1,331	7.00	04/25/2007	1,368
FNMA Series 1988-12, Class A
555	6.57	02/25/2018	629
FNMA Series 2001-42, Class HG
1,472	10.00	09/25/2016	1,633
FNMA Series 2002-63, Class KB
1,742	4.75	02/25/2014	1,751
FNMA Series G92-44, Class Z
3,399	8.00	07/25/2022	3,636
GNMA REMIC Trust Series 2001-62, Class VL
3,000	6.50	11/16/2017	3,131
Indymac Index Mortgage Loan Trust Series 2004-AR4, Class 1A
10,746	4.79	08/25/2034	10,877
Master Seasoned Securities Trust Series 2003-1, Class 1A1
130	7.00	02/25/2033	131
Structured Asset Securities Corp. Series 2002-3, Class 2A1
439	6.50	03/25/2032	442

Total Sequential Fixed Rate CMOs			51,087

Support CMO (0.2%)
FNMA REMIC Trust Series 1993-131, Class Z
1,043	7.00%	07/25/2008	1,078

	Total Collateralized Mortgage Obligations		$205,539

	Total Mortgage-Backed Obligations		$426,850

	Agency Debentures (22.6%)
Federal Home Loan Bank
$20,000	2.50%	03/13/2006	$19,864
25,000	2.75	05/15/2006	24,868
15,000	3.00	05/15/2006	14,974
10,275	4.88	02/15/2007	10,607
13,000	2.63	05/15/2007	12,774
31,300	3.50	05/15/2007	31,396
17,000	3.38	02/15/2008	16,859
Federal Home Loan Mortgage Corp.
20,000	2.27	04/28/2006	19,780
Federal National Mortgage Association
7,600	2.50	05/12/2006	7,533
12,000	3.01	06/02/2006	11,968

	Total Agency Debentures		$170,623

	U.S. Treasury Obligations (18.1%)
United States Treasury Bond (3.2%)
$24,000	3.63%	07/15/2009	$23,951

United States Treasury Notes (14.9%)
13,000	2.38%	08/31/2006	12,873
100,000	2.88	11/30/2006	99,734

	Total United States Treasury Notes		112,607

	Total U.S. Treasury Obligations		$136,558

	Total Investments Before
	Repurchase Agreements		$734,031

	Repurchase Agreement (6.0%)
Joint Repurchase Agreement Account II ¤
$45,700	2.08%	12/01/2004	$45,700
Maturity Value: $45,703

	Total Investments — (103.3%)		$779,731

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

#	Variable rate securities. Coupon rates disclosed are those which are in effect at November 30, 2004.
¤	Joint repurchase agreement was entered into on November 30, 2004.

Investment Abbreviation:
REMIC—Real Estate Mortgage Investment Conduit

TRUST FOR CREDIT UNIONS

SHORT DURATION PORTFOLIO—(Continued)

STATEMENT OF INVESTMENTS

November 30, 2004
(Unaudited)
($ in Thousands)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2004, the Short Duration Portfolio had an undivided interest in the following Joint Repurchase Agreement Account II which equaled $45,700,000 in principal amount.

	Principal	Interest	Maturity	Maturity
Repurchase Agreements	Amount ($ in 000's)	Rate	Date	Value ($ in 000's)
Banc of America Securities LLC	$60,000	2.03%	12/1/2004	$60,003
Banc of America Securities LLC	2,000,000	2.08	12/1/2004	2,000,115
Barclays Capital PLC	250,000	2.01	12/1/2004	250,014
Barclays Capital PLC	1,400,000	2.08	12/1/2004	1,400,081
Credit Suisse First Boston Corp.	825,000	2.08	12/1/2004	825,048
Deutsche Bank Securities, Inc.	550,000	2.07	12/1/2004	550,032
Greenwich Capital Markets	600,000	2.08	12/1/2004	600,035
J.P. Morgan Chase & Co.	1,000,000	2.11	12/1/2004	1,000,058
UBS LLC	1,173,000	2.08	12/1/2004	1,173,068
Westdeutsche Landesbank AG	1,000,000	2.08	12/1/2004	1,000,058

TOTAL	$8,858,000			$8,858,512

At November 30, 2004, the Joint Repurchase Agreement Account II was fully collateralized by Federal Home Loan Bank, 0.00% to 4.63%, due 01/21/2005 to 09/30/2005; Federal Home Loan Mortgage Association, 0.00% to 13.25%, due 12/07/2004 to 11/01/2034; Federal National Mortgage Association, 0.00% to 15.00%, due 12/30/2004 to 12/01/2034 and Government National Mortgage Association, 6.00%, due 05/15/2032.

TAX INFORMATION — At November 30, 2004, the Short Duration Portfolio’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

Tax Cost	$781,463,363

Gross unrealized gain	5,375,905
Gross unrealized loss	(7,108,459)

Net unrealized security loss	$(1,732,554)

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (and 15d-15(b) under the Exchange Act of 1934 (17 CFR 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a- 3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are set forth below.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Credit Unions

By (Signature and Title)*		/s/ CHARLES W. FILSON

Date	January 26, 2005	PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ CHARLES W. FILSON

Date	January 26, 2005	PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

By (Signature and Title)*		/s/ JOHN M. PERLOWSKI

Date	January 27, 2005	TREASURER/PRINCIPAL FINANCIAL OFFICER

* Print the name and title of each signing officer under his or her signature.